Note 19 - Leases	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of leases [text block]
19	Leases

Leases as lessee

The Group leases administrative offices. The leases, which the Group normally enters into, typically run for a period of 3 to 6 years, with an option to renew the lease after that date. Three leases for the administrative offices expire in 2024 and one lease in 2025.

Information about leases for which the Group is a lessee is presented below.

i)	Amounts recognised in the statement of financial position

Right of use assets

Right of use assets related to leased properties are presented as part of property, plant and equipment (refer to note 18).

	2023	2022

Balance at January 1	295	446
Depreciation	(124)	(137)
Foreign currency movement	(15)	(14)
Balance at December 31	156	295

Lease liabilities

	2023	2022

Balance at January 1	313	465
Additions to lease liability	67	-
Finance cost	22	31
Lease payments	(184)	(150)
Foreign currency movement	(10)	(33)
Balance at December 31	208	313

ii)	Amounts recognised in profit or loss

	2023	2022	2021

Finance cost on lease liabilities (note 15)	22	31	24
Unrealised foreign exchange gain	(5)	19	1
Depreciation (note 18)	124	137	115
	141	187	140

iii)	Amounts recognised in statement of cash flows

	2023	2022	2021

Total cash outflow for leases - principal	162	119	105
Total cash outflow for leases - finance cost	22	31	24
Total cash outflow for leases - payments	184	150	129

19	Leases (continued)

iv)	Maturity of lease liabilities

The maturity of lease liabilities are as follows as at December 31:

	2023	2022

Less than one year	175	152
One to two years	42	150
Two to three years	–	40
Total lease payments	217	342
Finance cost	(9)	(29)
Present value of lease liabilities	208	313